Warrants Outstanding - Schedule of Warrants Activity (Details)	3 Months Ended
Mar. 31, 2020 $ / shares shares
Warrants outstanding	292,878
Warrants exercisable	292,878
Exercise Price One [Member]
Warrants exercise price | $ / shares	$ 150.00
Warrants outstanding	40,000
Warrants weighted average remaining contractual life (Years)	7 days
Warrants exercisable	40,000
Exercise Price Two [Member]
Warrants exercise price | $ / shares	$ 102.88
Warrants outstanding	3,902
Warrants weighted average remaining contractual life (Years)	11 days
Warrants exercisable	3,902
Exercise Price Three [Member]
Warrants exercise price | $ / shares	$ 37.50
Warrants outstanding	200,000
Warrants weighted average remaining contractual life (Years)	2 years 3 months 8 days
Warrants exercisable	200,000
Exercise Price Four [Member]
Warrants exercise price | $ / shares	$ 102.88
Warrants outstanding	48,975
Warrants weighted average remaining contractual life (Years)	5 months 1 day
Warrants exercisable	48,975